Supplemental Disclosures (Schedule Of Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Supplemental Financial Information [Line Items]
Interest	$ 1,189,876	$ 1,110,139
Income taxes	$ 38,366	$ 44,989